Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Summary of Other Liabilities

	2025	2024

Payables due to policyholders	672	815

Payables due to brokers and agents	486	505

Social security and taxes payable	62	57

Income tax payable	-	4

Investment creditors	1,329	1,175

Cash collateral on derivative transactions	145	250

Cash collateral on securities lent	1,677	1,898

Cash collateral - other	150	92

Lease liabilities	187	216

Other creditors	1,736	2,112

On December 31	6,445	7,124

Current	6,281	6,930

Non-current	164	194